FLOW THROUGH LIABILITIES	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FLOW THROUGH LIABILITIES
6.	FLOW THROUGH LIABILITIES

The Company issued 8,337,000 Common Shares to Canadian investors on a flow-through basis for gross proceeds of C$2,501 in November 2010. The Company was required to incur eligible flow-through expenditures up to November 2011. The Company was short by approximately C$1,470 in meeting this requirement. Under the subscription agreement with the Canadian investors, the Company had an obligation to indemnify the subscriber for any taxes that may arise from the Company failing to meet the flow-through expenditure requirements. The Company did not receive any claims through April 30, 2016 against this accrual, and the accrual was reversed on April 30, 2016 and the Company recorded a corresponding gain of $587 in ‘other gains’. Any claims after May 1, 2016 will be evaluated through the statute of limitations of the Canada Revenue Agency and expensed as incurred.